Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Receivables from third-party payment service providers	¥ 553,844		¥ 377,928
Deposits to Institutional Funding Partners	237,823		212,199
Prepayment to inventory suppliers	67,222		55,958
Prepaid input value-added tax	41,214		37,089
Rental deposits and other current assets	108,183		51,107
Loans at fair value	420,483		352,672
Total prepayments and other current assets	¥ 1,428,769	$ 201,238	¥ 1,086,952